Details of Significant Accounts - Revenue, schedule of alternative disaggregation of revenue from contracts with customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Details of Significant Accounts
AR/AI cloud solutions and Subscription	$ 61,071	$ 53,795	$ 44,755
Licensing	5,308	5,220	7,546
Others	2,775	1,187	1,204
Revenue from contracts with customers	$ 69,154	$ 60,202	$ 53,505